INVENTORIES	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
INVENTORIES	INVENTORIES The components of inventories at December 31 were as follows:

	2013	2012
Electronic components	$2,930	$7,206
Finished goods	5,323	5,469
	$8,253	$12,675